Share-based Compensation - Restricted Share Unit Award Activities - Table (Details) - 2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan - Restricted share units - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of RSUs
Outstanding at the beginning of the period (in shares)	11,759	12,087	13,005
Granted (in shares)	5,167	6,023	4,795
Vested (in shares)	(5,808)	(5,375)	(5,190)
Forfeited (in shares)	(1,042)	(976)	(523)
Outstanding at end of the period (in shares)	10,076	11,759	12,087
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 96.68	$ 86	$ 82.67
Granted (in dollars per share)	102.15	104.48	84.73
Vested (in dollars per share)	92.42	81.78	76.27
Forfeited (in dollars per share)	98.2	94.58	88.24
Outstanding at the end of the period (in dollars per share)	$ 101.79	$ 96.68	$ 86